Commitments and contingencies - Summary of Contractual Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	€ 18,697	€ 19,673
Other Lease Obligations		3,804
Other contractual obligations	8,283	4,446
Total	26,980	27,923
Less than 1year [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	3,549	3,698
Other Lease Obligations		349
Other contractual obligations	5,540	915
Total	9,089	4,962
1 - 3 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	6,053	5,742
Other Lease Obligations		761
Other contractual obligations	1,928	1,990
Total	7,981	8,493
3 - 5 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	4,047	4,765
Other Lease Obligations		792
Other contractual obligations	815	1,462
Total	4,862	7,019
More than 5 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	5,048	5,468
Other Lease Obligations		1,902
Other contractual obligations		79
Total	€ 5,048	€ 7,449